Employee Benefit Plans Assumptions Used to Measure the Projected Benefit Obligations (Details) - Pension Plans	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.00%	3.75%
Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected annual salary increases	0.00%	0.00%	0.00%
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected annual salary increases	3.00%	3.00%	3.00%